AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 18, 2014.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 450	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 451	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Daniel E. Draper	With a copy to:
3500 Lacey Road, Suite 700	Alan P. Goldberg
Downers Grove, IL 60515	K&L Gates LLp
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on May 18, 2014 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 450 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating May 18, 2014 as the new effective date for Post-Effective Amendment No. 391 to the Trust’s Registration Statement, which was filed on February 28, 2013 pursuant to Rule 485(a) under the Securities Act.  The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 409, 411, 413, 417, 419, 421, 423, 427, 431, 433, 437, 442 and 447 to the Trust’s Registration Statement filed on May 13, 2013, May 23, 2013, June 6, 2013, July 3, 2013, August 1, 2013, August 30, 2013, September 30, 2013, October 30, 2013, November 26, 2013, December 23, 2013, January 21, 2014, February 19, 2014 and March 20, 2014 respectively. This Amendment relates solely to PowerShares Global Select Short Term Bond Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 391 to the Trust’s Registration Statement and the information contained in Part C of Post-Effective Amendment No. 423 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 18th day of April, 2014.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	April 18, 2014
Andrew Schlossberg

/s/ Steven M. Hill	Treasurer	April 18, 2014
Steven M. Hill

/s/ Anna Paglia	Secretary	April 18, 2014
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	April 18, 2014
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	April 18, 2014
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	April 18, 2014
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	April 18, 2014
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	April 18, 2014
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	April 18, 2014
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	April 18, 2014
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	April 18, 2014
Donald H. Wilson

*By: /s/ Anna Paglia		April 18, 2014
Anna Paglia
Attorney-In-Fact

* Anna Paglia signs pursuant to powers of attorney filed with this Post-Effective Amendment and Post-Effective Amendment Nos. 227 and 423 to the Trust’s Registration Statement and incorporated by reference herein.